Marketable Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Available-for-sale
Cost	¥ 44,818	¥ 46,017
Fair value	107,480	99,369
Gross unrealized gains	64,704	56,019
Gross unrealized losses	2,042	2,667
Held-to-maturity
Amortized cost	16,647	40,725
Fair value	16,711	40,649
Gross unrealized gains	84	91
Gross unrealized losses	¥ 20	¥ 167